Annual Operating Expenses {- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-11 - Fidelity Advisor® Capital Development Fund	Nov. 29, 2021
Fidelity Advisor Capital Development Fund-Destiny Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.97%
Fee waiver and/or expense reimbursement	0.12%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.85%
Fidelity Advisor Capital Development Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.30%
Total annual operating expenses	1.33%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.33%
Fidelity Advisor Capital Development Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.80%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.80%
Fidelity Advisor Capital Development Fund-Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.71%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%

[1]

(a)Fidelity has contractually agreed to waive certain class-level expenses. The amount waived may vary from year to year. This arrangement will remain in effect for at least one year from the effective date of the prospectus. Fidelity may not terminate this arrangement without the approval of the Board of Trustees.